Loans receivable, net of allowances (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Schedule of Loan Receivables
Trade accounts receivable in our consolidated balance sheets as of December 31, 2024 and 2023 are as follows:

	As of December 31, 2024	As of December 31, 2023
Third-party credit card processors (1)	182,283	127,980
Fulfillment partners	38,443	30,310
Global distribution systems and travel incentives	17,115	12,177
Advertising	11,786	8,197
Airlines	1,308	3,297
Hotels	2,215	3,207
Others	4,406	5,034
Total accounts receivable	257,556	190,202
Allowance for credit expected losses	(5,608)	(6,809)
Total accounts receivable, Net	$251,948	$183,393
(1)Net of allowance for cancellations, see Note 30.
Current loans receivable in our consolidated balance sheets as of December 31, 2024 and 2023 are as follows:

	As of December 31, 2024	As of December 31, 2023
Loans receivable	$21,316	$23,794
Securitized loans receivable	10,185	10,702
Allowance for credit expected losses	(14,934)	(13,111)
Total current loans receivable, net	$16,567	$21,385

Non-current loans receivable in our consolidated balance sheets as of December 31, 2024 and 2023 are as follows:

	As of December 31, 2024	As of December 31, 2023
Loans receivable	$792	$2,213
Allowance for credit expected losses	(418)	(472)
Total non-current loans receivable, net	$374	$1,741

Schedule of Financing Receivable Credit Quality Indicators
We apply the following rates which are calculated based on internal data and that are periodically assessed to check its adequacy in order to cover 100 % of the estimated credit losses of the current portfolio at each period closing.

Grade	Status	Provision Rate
B	Not overdue	1%
B	Overdue b/w 1 - 5 days	1%
D	Overdue b/w 6 - 14 days	10%
E	Overdue b/w 15 - 30 days	30%
F	Overdue b/w 31 - 60 days	50%
G	Overdue b/w 61 - 90 days	70%
G	Overdue b/w 91 - 120 days	70%
G	Overdue b/w 121 - 150 days	70%
H	Overdue b/w 151 - 360 days	100%
The credit quality analysis of loans receivable was as follows:

	As of December 31, 2024	As of December 31, 2023
1-30 days past due	$2,643	$4,037
31-60 days past due	1,441	2,133
61-90 days past due	1,208	1,773
91-120 days past due	1,211	1,214
121-150 days past due	1,124	1,131
151-180 days past due	1,166	1,647
181-210 days past due	1,252	1,094
211-240 days past due	1,387	1,043
241-270 days past due	1,363	1,017
271-300 days past due	1,450	1,219
301-330 days past due	1,622	1,145
331-360 days past due	1,583	1,139
Total past due	$17,450	$18,592
To become due	14,843	18,117
Total loans receivable	$32,293	$36,709